Derivative Instruments and Hedging Activities - Interest Rate Swaps (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024
Cash Flow Hedging | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		$ 1,700.0
Cash Flow Hedging | Tranche One | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		300.0
Cash Flow Hedging | Tranche Two | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		700.0
Cash Flow Hedging | Tranche Three | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		200.0
Cash Flow Hedging | Tranche Four | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		300.0
Cash Flow Hedging | Tranche Five | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		50.0
Cash Flow Hedging | Tranche Six | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		100.0
Cash Flow Hedging | Tranche Seven | Interest Rate Swaption
Derivative [Line Items]
Notional Amount		50.0
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Notional Amount		$ 1,920.0		$ 1,920.0
Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.915%, Effective Date May 23, 2018
Derivative [Line Items]
Fixed Rate Paid (as percent)		2.915%		2.915%
Notional Amount		$ 300.0		$ 300.0
Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap 2, Fixed Rate Paid 2.915%, Effective Date May 23, 2018
Derivative [Line Items]
Fixed Rate Paid (as percent)		2.915%		2.915%
Notional Amount		$ 700.0		$ 700.0
Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.723%, Effective Date June 25, 2018
Derivative [Line Items]
Fixed Rate Paid (as percent)		2.723%		2.723%
Notional Amount		$ 200.0		$ 200.0
Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.885%, Effective Date July 31, 2018
Derivative [Line Items]
Fixed Rate Paid (as percent)		2.885%		2.885%
Notional Amount		$ 300.0		$ 300.0
Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.744%, Effective Date December 24, 2018
Derivative [Line Items]
Fixed Rate Paid (as percent)		2.744%		2.744%
Notional Amount		$ 50.0		$ 50.0
Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.808%, Effective Date December 24, 2018
Derivative [Line Items]
Fixed Rate Paid (as percent)		2.808%		2.808%
Notional Amount		$ 100.0		$ 100.0
Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.728%, Effective Date December 24, 2018
Derivative [Line Items]
Fixed Rate Paid (as percent)		2.728%		2.728%
Notional Amount		$ 50.0		$ 50.0
Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 4.045%, Effective Date August 15, 2024
Derivative [Line Items]
Fixed Rate Paid (as percent)	[1]			4.045%
Notional Amount	[1]			$ 65.0
Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 3.803%, Effective Date August 15, 2024
Derivative [Line Items]
Fixed Rate Paid (as percent)	[1]			3.803%
Notional Amount	[1]			$ 77.5
Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 3.810%, Effective Date August 15, 2024
Derivative [Line Items]
Fixed Rate Paid (as percent)	[1]			3.81%
Notional Amount	[1]			$ 77.5
Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Swaption
Derivative [Line Items]
Notional Amount			$ 1,700.0
Designated as Hedging Instrument | Cash Flow Hedging | Tranche One | Interest Rate Swaption
Derivative [Line Items]
Effective Date		May 23, 2018	May 23, 2018
Notional Amount			$ 300.0
Fixed Rate Paid (as percent)		2.915%	2.915%
Maturity Date		Mar. 24, 2025	Mar. 24, 2025
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Two | Interest Rate Swaption
Derivative [Line Items]
Effective Date		May 23, 2018	May 23, 2018
Notional Amount			$ 700.0
Fixed Rate Paid (as percent)		2.915%	2.915%
Maturity Date	[2]	Mar. 24, 2025	Mar. 24, 2025
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Three | Interest Rate Swaption
Derivative [Line Items]
Effective Date		Jun. 25, 2018	Jun. 25, 2018
Notional Amount			$ 200.0
Fixed Rate Paid (as percent)		2.723%	2.723%
Maturity Date	[2]	Mar. 23, 2025	Mar. 23, 2025
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Four | Interest Rate Swaption
Derivative [Line Items]
Effective Date		Jul. 31, 2018	Jul. 31, 2018
Notional Amount			$ 300.0
Fixed Rate Paid (as percent)		2.885%	2.885%
Maturity Date	[2]	Mar. 23, 2025	Mar. 23, 2025
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Five | Interest Rate Swaption
Derivative [Line Items]
Effective Date		Dec. 24, 2018	Dec. 24, 2018
Notional Amount			$ 50.0
Fixed Rate Paid (as percent)		2.744%	2.744%
Maturity Date	[2]	Mar. 23, 2025	Mar. 23, 2025
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Six | Interest Rate Swaption
Derivative [Line Items]
Effective Date		Dec. 24, 2018	Dec. 24, 2018
Notional Amount			$ 100.0
Fixed Rate Paid (as percent)		2.808%	2.808%
Maturity Date	[2]	Mar. 23, 2025	Mar. 23, 2025
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Seven | Interest Rate Swaption
Derivative [Line Items]
Effective Date		Dec. 24, 2018	Dec. 24, 2018
Notional Amount			$ 50.0
Fixed Rate Paid (as percent)		2.728%	2.728%
Maturity Date	[2]	Mar. 23, 2025	Mar. 23, 2025

[1]	Entered into during the three months ended September 30, 2024.
[2]	Represents the re-designated swaps as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022